ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties									$ (255,951)	$ (233,217)	$ (219,561)
Income before taxes									386,368	401,162	329,693
Income tax benefit	(29,951)	(29,762)	(32,598)	(34,807)	(32,077)	(35,527)	(37,475)	(29,743)	(127,118)	(134,822)	(116,112)
Net income									259,250	266,340	213,581
Pension Liability | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items									(496)	(2,943)
Income before taxes									(496)	(2,943)
Income tax benefit									178	1,137
Net income									(318)	(1,806)
Unrealized Gains on Retained Interests | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items									388	2,624
Income before taxes									388	2,624
Income tax benefit									(144)	(992)
Net income									244	1,632
Unrealized losses on derivatives | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties									(4,502)	(6,138)
Income before taxes									(4,502)	(6,138)
Income tax benefit									1,545	2,162
Net income									$ (2,957)	$ (3,976)